Segment and Geographic Information Schedule of information on the geographical location of select financial information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended								6 Months Ended	10 Months Ended	12 Months Ended				2 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended				10 Months Ended	12 Months Ended				2 Months Ended
	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]		Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]		Dec. 31, 2009 Predecessor [Member]		Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Nov. 03, 2011 Foreign [Member] Predecessor [Member]	Dec. 31, 2010 Foreign [Member] Predecessor [Member]		Dec. 31, 2009 Foreign [Member] Predecessor [Member]		Nov. 03, 2011 Domestic [Member] Predecessor [Member]	Dec. 31, 2010 Domestic [Member] Predecessor [Member]		Dec. 31, 2009 Domestic [Member] Predecessor [Member]		Dec. 31, 2011 Domestic [Member] Successor [Member]		Dec. 31, 2011 United States [Member] Successor [Member]		Dec. 31, 2011 Other Foreign Country [Member] Successor [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 168,766	$ 530,358	$ 518,793	$ 500,205	$ 526,361		$ 505,727	$ 496,715	$ 484,791	$ 1,018,998	$ 1,718,122	$ 2,013,594		$ 1,988,486		$ 347,256	$ 495,059	$ 986,082	$ 451,590	$ 510,143		$ 516,530		$ 1,266,532	$ 1,503,451		$ 1,471,956		$ 0		$ 257,008		$ 90,248
Total long-lived assets					$ 271,063	[1]						$ 271,063	[1]	$ 296,055	[1]	$ 545,347 [1]				$ 86,932	[1]	$ 97,844	[1]		$ 184,131	[1]	$ 198,211	[1]	$ 0	[1]	$ 360,365	[1]	$ 184,982	[1]

[1]	Long-lived assets exclude intangible assets.